Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 24,564
Ending balance	24,116	£ 24,564
Cost or valuation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005	33,005
Ending balance	33,005	33,005
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,441)	(1,357)
Revision to estimated value	(448)	2,373
Out-license of intangible asset		(9,457)
Ending balance	£ (8,889)	£ (8,441)